The Royce Fund

Royce Value Fund
Royce 100 Fund
Royce Dividend Value Fund

Supplement to the Prospectus
dated May 1, 2007

        Effective September 7, 2007, Royce Value Fund, Royce 100 Fund and Royce Dividend Value Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

September 10, 2007

I&S-SUP-090607

The Royce Fund

Royce Value Fund

Supplement to the Prospectus
dated May 1, 2007

        Effective September 7, 2007, Royce Value Fund (the "Fund") may invest up to 25% of its net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Fund was to engage in foreign currency transactions for hedging purposes.

September 10, 2007

C&R-SUP-090607

The Royce Fund

Royce Value Fund
Royce 100 Fund

Supplement to the Prospectus
dated May 1, 2007

        Effective September 7, 2007, Royce Value Fund and Royce 100 Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

September 10, 2007

INST-SUP-090607